Results of Operations - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Research And Development Expenses [Abstract]
Employee expenses	€ 5,432	€ 4,530
Travel & Living	76	17
Clinical study costs	1,465	2,205
Preclinical study costs	1,034	944
Process development and scale-up	459	407
Consulting fees	126	152
IP filing and maintenance fees	458	84
Share-based payments	212	331
Depreciation	721	708
Rent and utilities	323	337
Others	221	241
Total R&D expenses	€ 10,527	€ 9,956